ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2023	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
[custom:GainsOnDisposalsOfSubsidiaries]		$ 73.8
Net asset value [member]
IfrsStatementLineItems [Line Items]
Selling expense		$ 8.5
Debt securities [member]
IfrsStatementLineItems [Line Items]
[custom:EquityInstrumentsCarryingAmount-0]			$ 8.5
Success winner limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%